Transactions with related parties - Description (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 753,092	R$ 2,111,067
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	639,230	640,373
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	754,975	620,131
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 641,113	R$ 620,131